Equity Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (8.9%)
	Meta Platforms Inc. Class A	504,183	244,821
*	Alphabet Inc. Class A	1,350,488	203,829
*	Alphabet Inc. Class C	1,130,661	172,155
*	Netflix Inc.	99,174	60,231
	Walt Disney Co.	420,358	51,435
	Verizon Communications Inc.	963,476	40,428
	Comcast Corp. Class A	908,028	39,363
	AT&T Inc.	1,638,512	28,838
	T-Mobile US Inc.	119,655	19,530
	Electronic Arts Inc.	55,744	7,396
*	Charter Communications Inc. Class A	22,631	6,577
*	Take-Two Interactive Software Inc.	36,401	5,405
*	Warner Bros Discovery Inc.	508,243	4,437
	Omnicom Group Inc.	45,484	4,401
*	Live Nation Entertainment Inc.	32,539	3,442
	Interpublic Group of Cos. Inc.	87,999	2,871
	News Corp. Class A	86,353	2,261
*	Match Group Inc.	62,167	2,255
	Fox Corp. Class A	56,421	1,764
	Paramount Global Class B	109,755	1,292
	Fox Corp. Class B	28,513	816
	News Corp. Class B	26,859	727
			904,274
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	2,094,806	377,861
*	Tesla Inc.	634,969	111,621
	Home Depot Inc.	228,076	87,490
	McDonald's Corp.	166,224	46,867
	Lowe's Cos. Inc.	131,793	33,572
	Booking Holdings Inc.	7,996	29,009
	TJX Cos. Inc.	261,151	26,486
	NIKE Inc. Class B	278,965	26,217
	Starbucks Corp.	259,462	23,712
*	Chipotle Mexican Grill Inc. Class A	6,284	18,266
*	Airbnb Inc. Class A	99,818	16,466
*	O'Reilly Automotive Inc.	13,546	15,292
	Marriott International Inc. Class A	56,561	14,271
*	AutoZone Inc.	3,963	12,490
	Hilton Worldwide Holdings Inc.	57,794	12,328
	General Motors Co.	264,565	11,998
	Ford Motor Co.	894,365	11,877

		Shares	Market Value ($000)
	Ross Stores Inc.	77,148	11,322
	DR Horton Inc.	68,437	11,261
*	Lululemon Athletica Inc.	26,320	10,282
	Lennar Corp. Class A	56,511	9,719
	Yum! Brands Inc.	64,400	8,929
*	Royal Caribbean Cruises Ltd.	54,071	7,516
	Tractor Supply Co.	24,810	6,493
	eBay Inc.	118,794	6,270
*	NVR Inc.	732	5,929
	PulteGroup Inc.	48,617	5,864
*	Ulta Beauty Inc.	11,128	5,819
*	Deckers Outdoor Corp.	5,884	5,538
	Garmin Ltd.	35,063	5,220
*	Aptiv plc	63,958	5,094
	Genuine Parts Co.	32,119	4,976
	Darden Restaurants Inc.	27,367	4,574
	Las Vegas Sands Corp.	84,761	4,382
*	Expedia Group Inc.	29,972	4,129
	Domino's Pizza Inc.	7,981	3,966
*	Carnival Corp.	230,775	3,771
	Best Buy Co. Inc.	43,939	3,604
	Pool Corp.	8,850	3,571
	LKQ Corp.	61,506	3,285
*	CarMax Inc.	36,091	3,144
*	MGM Resorts International	62,506	2,951
	Bath & Body Works Inc.	51,995	2,601
	Tapestry Inc.	52,411	2,489
	Wynn Resorts Ltd.	21,849	2,234
*	Caesars Entertainment Inc.	49,417	2,162
*	Norwegian Cruise Line Holdings Ltd.	97,251	2,035
*	Etsy Inc.	27,391	1,882
	BorgWarner Inc.	52,718	1,831
	Hasbro Inc.	29,865	1,688
	Ralph Lauren Corp. Class A	8,959	1,682
*	Mohawk Industries Inc.	12,068	1,580
	VF Corp.	75,544	1,159
	Lennar Corp. Class B	155	24
			1,044,799
Consumer Staples (5.9%)
	Procter & Gamble Co.	539,182	87,482
	Costco Wholesale Corp.	101,684	74,497
	Walmart Inc.	980,895	59,020
	PepsiCo Inc.	314,942	55,118
	Coca-Cola Co.	891,608	54,549
	Philip Morris International Inc.	355,785	32,597
	Mondelez International Inc. Class A	308,529	21,597
	Target Corp.	105,806	18,750
	Altria Group Inc.	404,108	17,627
	Colgate-Palmolive Co.	188,758	16,998
*	Monster Beverage Corp.	169,439	10,044
	Constellation Brands Inc. Class A	36,863	10,018
	Kimberly-Clark Corp.	77,155	9,980
	Sysco Corp.	114,052	9,259
	General Mills Inc.	130,095	9,103
	Kroger Co.	151,830	8,674
	Kenvue Inc.	394,573	8,467
	Estee Lauder Cos. Inc. Class A	53,399	8,231
	Dollar General Corp.	50,310	7,851

		Shares	Market Value ($000)
	Archer-Daniels-Midland Co.	122,303	7,682
	Keurig Dr Pepper Inc.	238,728	7,322
	Kraft Heinz Co.	182,871	6,748
	Hershey Co.	34,361	6,683
*	Dollar Tree Inc.	47,427	6,315
	Church & Dwight Co. Inc.	56,490	5,892
	McCormick & Co. Inc. (Non-Voting)	57,581	4,423
	Clorox Co.	28,492	4,362
	Tyson Foods Inc. Class A	65,615	3,854
	Walgreens Boots Alliance Inc.	164,375	3,565
	Lamb Weston Holdings Inc.	33,145	3,531
	Kellanova	60,402	3,460
	Bunge Global SA	33,232	3,407
	Conagra Brands Inc.	109,404	3,243
	J M Smucker Co.	24,379	3,069
	Molson Coors Beverage Co. Class B	42,350	2,848
	Hormel Foods Corp.	66,483	2,320
	Brown-Forman Corp. Class B	41,442	2,139
	Campbell Soup Co.	44,876	1,995
			602,720
Energy (3.9%)
	Exxon Mobil Corp.	910,010	105,780
	Chevron Corp.	397,473	62,697
	ConocoPhillips	269,977	34,363
	Schlumberger NV	327,002	17,923
	EOG Resources Inc.	133,664	17,088
	Marathon Petroleum Corp.	84,336	16,994
	Phillips 66	98,545	16,096
	Pioneer Natural Resources Co.	53,537	14,053
	Valero Energy Corp.	78,077	13,327
	Williams Cos. Inc.	279,016	10,873
	ONEOK Inc.	133,608	10,711
	Occidental Petroleum Corp.	150,772	9,799
	Hess Corp.	63,084	9,629
	Kinder Morgan Inc.	443,364	8,131
	Diamondback Energy Inc.	41,023	8,129
	Halliburton Co.	204,073	8,045
	Baker Hughes Co. Class A	229,405	7,685
	Devon Energy Corp.	146,955	7,374
	Targa Resources Corp.	51,010	5,713
	Coterra Energy Inc.	172,034	4,796
	Marathon Oil Corp.	133,844	3,793
	EQT Corp.	94,084	3,488
	APA Corp.	82,768	2,846
			399,333
Financials (13.1%)
*	Berkshire Hathaway Inc. Class B	416,952	175,337
	JPMorgan Chase & Co.	662,528	132,704
	Visa Inc. Class A	362,433	101,148
	Mastercard Inc. Class A	189,063	91,047
	Bank of America Corp.	1,577,860	59,832
	Wells Fargo & Co.	824,767	47,804
	S&P Global Inc.	73,628	31,325
	Goldman Sachs Group Inc.	74,733	31,215
	American Express Co.	131,043	29,837
	Progressive Corp.	134,128	27,740
	Citigroup Inc.	436,154	27,582

		Shares	Market Value ($000)
	Morgan Stanley	287,094	27,033
	BlackRock Inc.	32,044	26,715
	Charles Schwab Corp.	341,047	24,671
	Chubb Ltd.	92,867	24,065
	Marsh & McLennan Cos. Inc.	112,736	23,221
*	Fiserv Inc.	137,537	21,981
	Blackstone Inc.	164,853	21,657
	Intercontinental Exchange Inc.	131,218	18,033
	CME Group Inc.	82,513	17,764
*	PayPal Holdings Inc.	245,612	16,454
	US Bancorp	356,934	15,955
	Aon plc Class A	45,889	15,314
	PNC Financial Services Group Inc.	91,170	14,733
	Moody's Corp.	36,069	14,176
	Capital One Financial Corp.	87,178	12,980
	American International Group Inc.	160,760	12,567
	Arthur J Gallagher & Co.	49,678	12,422
	Travelers Cos. Inc.	52,302	12,037
	Truist Financial Corp.	305,875	11,923
	MetLife Inc.	140,677	10,426
	Allstate Corp.	60,158	10,408
	Aflac Inc.	120,637	10,358
	MSCI Inc. Class A	18,143	10,168
	Fidelity National Information Services Inc.	135,896	10,081
	Ameriprise Financial Inc.	22,961	10,067
	Bank of New York Mellon Corp.	174,004	10,026
	Prudential Financial Inc.	82,787	9,719
	Global Payments Inc.	59,724	7,983
*	Arch Capital Group Ltd.	85,021	7,859
	Discover Financial Services	57,378	7,522
	Hartford Financial Services Group Inc.	68,403	7,049
	Willis Towers Watson plc	23,497	6,462
	T. Rowe Price Group Inc.	51,305	6,255
	Fifth Third Bancorp	156,091	5,808
	M&T Bank Corp.	38,075	5,538
	Raymond James Financial Inc.	43,033	5,526
	Nasdaq Inc.	87,085	5,495
	State Street Corp.	69,189	5,350
*	Corpay Inc.	16,515	5,096
	Brown & Brown Inc.	54,229	4,747
	Huntington Bancshares Inc.	331,523	4,625
	Cincinnati Financial Corp.	36,059	4,477
	Regions Financial Corp.	211,801	4,456
	Cboe Global Markets Inc.	24,156	4,438
	Principal Financial Group Inc.	50,175	4,331
	Northern Trust Corp.	47,019	4,181
	W R Berkley Corp.	46,417	4,105
	Synchrony Financial	93,294	4,023
	FactSet Research Systems Inc.	8,729	3,966
	Everest Group Ltd.	9,943	3,952
	Citizens Financial Group Inc.	106,720	3,873
	KeyCorp	214,362	3,389
	Loews Corp.	41,880	3,279
	Jack Henry & Associates Inc.	16,727	2,906
	Globe Life Inc.	19,584	2,279
	Assurant Inc.	11,912	2,242
	Franklin Resources Inc.	68,847	1,935
	MarketAxess Holdings Inc.	8,699	1,907

		Shares	Market Value ($000)
	Invesco Ltd.	103,388	1,715
	Comerica Inc.	30,128	1,657
			1,328,951
Health Care (12.4%)
	Eli Lilly & Co.	182,744	142,168
	UnitedHealth Group Inc.	211,961	104,857
	Johnson & Johnson	551,664	87,268
	Merck & Co. Inc.	580,711	76,625
	AbbVie Inc.	404,598	73,677
	Thermo Fisher Scientific Inc.	88,549	51,466
	Abbott Laboratories	397,801	45,214
	Danaher Corp.	150,723	37,639
	Pfizer Inc.	1,293,968	35,908
	Amgen Inc.	122,604	34,859
*	Intuitive Surgical Inc.	80,735	32,221
	Elevance Health Inc.	53,844	27,920
	Stryker Corp.	77,482	27,728
	Medtronic plc	304,792	26,563
	Bristol-Myers Squibb Co.	466,287	25,287
*	Vertex Pharmaceuticals Inc.	59,056	24,686
	Cigna Group	67,051	24,352
*	Regeneron Pharmaceuticals Inc.	24,210	23,302
	CVS Health Corp.	288,394	23,002
*	Boston Scientific Corp.	335,673	22,990
	Gilead Sciences Inc.	285,536	20,916
	Zoetis Inc. Class A	105,217	17,804
	Becton Dickinson & Co.	66,192	16,379
	McKesson Corp.	30,112	16,166
	HCA Healthcare Inc.	45,401	15,143
*	Edwards Lifesciences Corp.	139,049	13,288
*	Dexcom Inc.	88,305	12,248
*	IQVIA Holdings Inc.	41,833	10,579
*	IDEXX Laboratories Inc.	19,022	10,271
	Agilent Technologies Inc.	67,171	9,774
	Humana Inc.	28,009	9,711
*	Centene Corp.	122,521	9,615
	Cencora Inc.	37,939	9,219
	GE HealthCare Technologies Inc.	97,049	8,823
*	Moderna Inc.	75,924	8,090
*	Biogen Inc.	33,240	7,168
	West Pharmaceutical Services Inc.	16,945	6,705
	ResMed Inc.	33,723	6,678
*	Mettler-Toledo International Inc.	4,924	6,555
	Zimmer Biomet Holdings Inc.	47,874	6,318
	Cardinal Health Inc.	55,736	6,237
*	Molina Healthcare Inc.	13,293	5,461
*	Align Technology Inc.	16,347	5,360
	STERIS plc	22,655	5,093
*	Illumina Inc.	36,323	4,988
	Baxter International Inc.	116,566	4,982
*	Waters Corp.	13,541	4,661
	Cooper Cos. Inc.	45,589	4,625
	Laboratory Corp. of America Holdings	19,428	4,244
*	Hologic Inc.	53,768	4,192
	Quest Diagnostics Inc.	25,446	3,387
	Viatris Inc.	275,277	3,287
*	Charles River Laboratories International Inc.	11,740	3,181
	Revvity Inc.	28,227	2,964

		Shares	Market Value ($000)
*	Insulet Corp.	16,010	2,744
	Universal Health Services Inc. Class B	13,961	2,547
	Bio-Techne Corp.	35,904	2,527
	Teleflex Inc.	10,784	2,439
*	Incyte Corp.	42,748	2,435
*	Catalent Inc.	41,321	2,333
*	Henry Schein Inc.	29,760	2,247
*	DaVita Inc.	12,289	1,696
*	Bio-Rad Laboratories Inc. Class A	4,819	1,667
	DENTSPLY SIRONA Inc.	48,773	1,619
			1,254,098
Industrials (8.8%)
	General Electric Co.	249,418	43,780
	Caterpillar Inc.	116,667	42,750
*	Uber Technologies Inc.	471,595	36,308
	Union Pacific Corp.	139,728	34,363
	Honeywell International Inc.	151,076	31,008
	RTX Corp.	304,062	29,655
	Eaton Corp. plc	91,508	28,613
*	Boeing Co.	131,436	25,366
	United Parcel Service Inc. Class B	165,756	24,636
	Deere & Co.	59,673	24,510
	Automatic Data Processing Inc.	94,173	23,519
	Lockheed Martin Corp.	49,283	22,417
	Waste Management Inc.	84,016	17,908
	CSX Corp.	452,973	16,792
	Illinois Tool Works Inc.	62,308	16,719
	Parker-Hannifin Corp.	29,410	16,346
	TransDigm Group Inc.	12,745	15,697
	Trane Technologies plc	52,143	15,653
	Northrop Grumman Corp.	32,321	15,471
	FedEx Corp.	52,693	15,267
	Emerson Electric Co.	131,016	14,860
	PACCAR Inc.	119,918	14,857
	General Dynamics Corp.	52,033	14,699
	Cintas Corp.	19,740	13,562
	3M Co.	126,664	13,435
	Norfolk Southern Corp.	51,776	13,196
*	Copart Inc.	200,408	11,608
	Carrier Global Corp.	191,448	11,129
	United Rentals Inc.	15,398	11,104
	WW Grainger Inc.	10,129	10,304
	Johnson Controls International plc	156,156	10,200
	Fastenal Co.	131,100	10,113
	AMETEK Inc.	52,946	9,684
	L3Harris Technologies Inc.	43,392	9,247
	Otis Worldwide Corp.	92,916	9,224
	Cummins Inc.	31,233	9,203
	Paychex Inc.	73,386	9,012
	Old Dominion Freight Line Inc.	41,044	9,001
	Republic Services Inc. Class A	46,893	8,977
	Ingersoll Rand Inc.	92,823	8,814
	Quanta Services Inc.	33,316	8,655
	Verisk Analytics Inc. Class A	33,189	7,824
	Rockwell Automation Inc.	26,229	7,641
	Equifax Inc.	28,266	7,562
	Xylem Inc.	55,266	7,143
	Delta Air Lines Inc.	146,615	7,018

		Shares	Market Value ($000)
	Fortive Corp.	80,309	6,908
	Howmet Aerospace Inc.	89,679	6,137
	Westinghouse Air Brake Technologies Corp.	41,000	5,973
*	Builders FirstSource Inc.	28,269	5,896
	Dover Corp.	32,065	5,682
	Broadridge Financial Solutions Inc.	26,994	5,530
	Hubbell Inc. Class B	12,286	5,099
*	Axon Enterprise Inc.	16,156	5,055
	Veralto Corp.	50,194	4,450
	Jacobs Solutions Inc.	28,729	4,417
	Textron Inc.	44,854	4,303
	IDEX Corp.	17,337	4,231
	Leidos Holdings Inc.	31,454	4,123
	Expeditors International of Washington Inc.	33,263	4,044
	Southwest Airlines Co.	136,562	3,986
	Masco Corp.	50,369	3,973
	JB Hunt Transport Services Inc.	18,714	3,729
*	United Airlines Holdings Inc.	75,330	3,607
	Snap-on Inc.	12,076	3,577
	Stanley Black & Decker Inc.	35,127	3,440
	Nordson Corp.	12,421	3,410
	Pentair plc	37,840	3,233
	Rollins Inc.	64,454	2,982
	Allegion plc	20,150	2,714
	Huntington Ingalls Industries Inc.	9,072	2,644
	A O Smith Corp.	28,123	2,516
*	Dayforce Inc.	35,809	2,371
*	American Airlines Group Inc.	150,041	2,303
	Paycom Software Inc.	11,017	2,192
	CH Robinson Worldwide Inc.	26,693	2,032
	Robert Half Inc.	23,886	1,894
*	Generac Holdings Inc.	14,050	1,772
			889,073
Information Technology (29.4%)
	Microsoft Corp.	1,702,811	716,407
	Apple Inc.	3,326,444	570,419
	NVIDIA Corp.	566,045	511,456
	Broadcom Inc.	100,846	133,662
*	Advanced Micro Devices Inc.	370,287	66,833
	Salesforce Inc.	221,831	66,811
*	Adobe Inc.	103,583	52,268
	Accenture plc Class A	143,692	49,805
	Cisco Systems Inc.	931,103	46,471
	Oracle Corp.	365,372	45,894
	QUALCOMM Inc.	255,748	43,298
	Intel Corp.	968,926	42,797
	Intuit Inc.	64,161	41,705
	International Business Machines Corp.	209,694	40,043
	Applied Materials Inc.	190,681	39,324
	Texas Instruments Inc.	208,370	36,300
*	ServiceNow Inc.	46,978	35,816
	Micron Technology Inc.	252,983	29,824
	Lam Research Corp.	30,045	29,191
	Analog Devices Inc.	113,624	22,474
	KLA Corp.	30,991	21,649
*	Palo Alto Networks Inc.	72,256	20,530
*	Synopsys Inc.	34,952	19,975
*	Cadence Design Systems Inc.	62,350	19,408

		Shares	Market Value ($000)
*	Arista Networks Inc.	57,762	16,750
	Amphenol Corp. Class A	137,419	15,851
	NXP Semiconductors NV	59,092	14,641
	Roper Technologies Inc.	24,493	13,737
	Motorola Solutions Inc.	38,061	13,511
*	Autodesk Inc.	49,020	12,766
*	Super Micro Computer Inc.	11,539	11,655
	Microchip Technology Inc.	123,857	11,111
	TE Connectivity Ltd.	70,744	10,275
*	Fortinet Inc.	146,202	9,987
*	Gartner Inc.	17,874	8,520
	Cognizant Technology Solutions Corp. Class A	114,134	8,365
	CDW Corp.	30,735	7,861
	Monolithic Power Systems Inc.	11,007	7,456
*	ON Semiconductor Corp.	97,931	7,203
*	Fair Isaac Corp.	5,695	7,117
*	ANSYS Inc.	19,891	6,905
*	Keysight Technologies Inc.	40,016	6,258
	HP Inc.	199,785	6,037
	Corning Inc.	176,111	5,805
	Hewlett Packard Enterprise Co.	297,902	5,282
*	PTC Inc.	27,394	5,176
*	Western Digital Corp.	74,198	5,063
	NetApp Inc.	47,208	4,955
*	Teledyne Technologies Inc.	10,826	4,648
	Seagate Technology Holdings plc	44,730	4,162
*	First Solar Inc.	24,483	4,133
*	Tyler Technologies Inc.	9,653	4,103
	Skyworks Solutions Inc.	36,728	3,978
	Teradyne Inc.	34,971	3,946
	Jabil Inc.	29,280	3,922
*	VeriSign Inc.	20,199	3,828
*	Enphase Energy Inc.	31,109	3,764
*	Akamai Technologies Inc.	34,479	3,750
*	Trimble Inc.	56,876	3,661
*	EPAM Systems Inc.	13,199	3,645
*	Zebra Technologies Corp. Class A	11,783	3,552
	Gen Digital Inc.	128,217	2,872
	Juniper Networks Inc.	73,741	2,733
*	F5 Inc.	13,472	2,554
*	Qorvo Inc.	22,137	2,542
			2,986,440
Materials (2.4%)
	Linde plc	111,119	51,595
	Sherwin-Williams Co.	53,983	18,750
	Freeport-McMoRan Inc.	328,851	15,463
	Ecolab Inc.	58,112	13,418
	Air Products and Chemicals Inc.	50,951	12,344
	Nucor Corp.	56,286	11,139
	Newmont Corp.	264,292	9,472
	Dow Inc.	160,937	9,323
	Corteva Inc.	160,829	9,275
	Martin Marietta Materials Inc.	14,176	8,703
	Vulcan Materials Co.	30,464	8,314
	PPG Industries Inc.	54,093	7,838
	DuPont de Nemours Inc.	98,694	7,567
	LyondellBasell Industries NV Class A	58,588	5,992
	Steel Dynamics Inc.	34,812	5,160

		Shares	Market Value ($000)
	International Flavors & Fragrances Inc.	58,484	5,029
	Ball Corp.	72,174	4,862
	Avery Dennison Corp.	18,424	4,113
	Celanese Corp. Class A	22,945	3,943
	Packaging Corp. of America	20,388	3,869
	CF Industries Holdings Inc.	43,718	3,638
	Albemarle Corp.	26,860	3,539
	Amcor plc	330,705	3,145
	International Paper Co.	79,559	3,104
	Westrock Co.	59,095	2,922
	Eastman Chemical Co.	26,910	2,697
	Mosaic Co.	74,752	2,427
	FMC Corp.	28,748	1,831
			239,472
Real Estate (2.3%)
	Prologis Inc.	211,743	27,573
	American Tower Corp.	106,834	21,109
	Equinix Inc.	21,520	17,761
	Welltower Inc.	126,754	11,844
	Simon Property Group Inc.	74,719	11,693
	Public Storage	36,295	10,528
	Crown Castle Inc.	99,389	10,518
	Realty Income Corp.	190,736	10,319
	Digital Realty Trust Inc.	69,342	9,988
*	CoStar Group Inc.	93,662	9,048
	Extra Space Storage Inc.	48,444	7,121
	VICI Properties Inc. Class A	237,332	7,070
*	CBRE Group Inc. Class A	68,141	6,626
	AvalonBay Communities Inc.	32,465	6,024
	Weyerhaeuser Co.	167,238	6,006
	SBA Communications Corp. Class A	24,764	5,366
	Iron Mountain Inc.	66,869	5,364
	Equity Residential	78,946	4,982
	Invitation Homes Inc.	131,725	4,691
	Alexandria Real Estate Equities Inc.	36,092	4,653
	Ventas Inc.	92,158	4,013
	Essex Property Trust Inc.	14,740	3,608
	Mid-America Apartment Communities Inc.	26,798	3,526
	Host Hotels & Resorts Inc.	161,421	3,338
	Healthpeak Properties Inc.	162,676	3,050
	Kimco Realty Corp.	152,293	2,986
	UDR Inc.	69,142	2,587
	Camden Property Trust	24,514	2,412
	Regency Centers Corp.	37,544	2,274
	Boston Properties Inc.	32,971	2,153
	Federal Realty Investment Trust	16,800	1,716
			229,947
Utilities (2.2%)
	NextEra Energy Inc.	470,116	30,045
	Southern Co.	249,895	17,928
	Duke Energy Corp.	176,592	17,078
	Constellation Energy Corp.	73,230	13,537
	American Electric Power Co. Inc.	120,602	10,384
	Sempra	144,254	10,362
	Dominion Energy Inc.	191,964	9,443
	Exelon Corp.	228,309	8,578
	PG&E Corp.	489,179	8,199

			Shares	Market Value ($000)
		Public Service Enterprise Group Inc.	114,305	7,633
		Consolidated Edison Inc.	79,158	7,188
		Xcel Energy Inc.	126,441	6,796
		Edison International	87,861	6,214
		WEC Energy Group Inc.	72,319	5,939
		American Water Works Co. Inc.	44,671	5,459
		DTE Energy Co.	47,271	5,301
		Entergy Corp.	48,476	5,123
		Eversource Energy	79,972	4,780
		PPL Corp.	168,990	4,652
		FirstEnergy Corp.	118,100	4,561
		Ameren Corp.	60,236	4,455
		CenterPoint Energy Inc.	144,732	4,123
		Atmos Energy Corp.	34,521	4,104
		CMS Energy Corp.	67,323	4,062
		NRG Energy Inc.	51,683	3,498
		Alliant Energy Corp.	58,353	2,941
		Evergy Inc.	52,711	2,814
		AES Corp.	153,567	2,753
		NiSource Inc.	94,745	2,621
		Pinnacle West Capital Corp.	25,972	1,941
				222,512
Total Common Stocks (Cost $4,741,835)				10,101,619
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $31,283)	5.407%	312,858	31,280
Total Investments (99.9%) (Cost $4,773,118)				10,132,899
Other Assets and Liabilities—Net (0.1%)				10,653
Net Assets (100%)				10,143,552
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	161	42,733	785

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.   Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.